GOODWILL AND INTANGIBLES - Rollforward Schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	$ 399.8
Ending Balance	392.2	$ 399.8
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	481.3
Dispositions	1.6
Ending Balance	479.7	481.3
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	81.5	31.8
Amortisation, intangible assets other than goodwill	6.0	4.7
Impairment (Note 13)		(45.0)
Ending Balance	87.5	81.5
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	358.7
Ending Balance	358.7	358.7
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	403.7
Dispositions	0.0
Ending Balance	403.7	403.7
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	45.0	0.0
Amortisation, intangible assets other than goodwill	0.0	0.0
Impairment (Note 13)		(45.0)
Ending Balance	45.0	45.0
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	41.1
Ending Balance	33.5	41.1
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	77.6
Dispositions	1.6
Ending Balance	76.0	77.6
Other intangible assets | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	36.5	31.8
Amortisation, intangible assets other than goodwill	6.0	4.7
Impairment (Note 13)		0.0
Ending Balance	$ 42.5	$ 36.5